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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-07386
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        The Hyperion 2005 Investment Grade Opportunity Term Trust, Inc.
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               (Exact name of registrant as specified in charter)

One Liberty Plaza, 165 Broadway 36th Fl., New York NY              10006-1404
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      (Address of principal executive offices)                     (Zip code)

Thomas F. Doodian One Liberty Plaza, 165 Broadway, New York NY     10006-1404
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400
                                                    -------------

Date of fiscal year end:  December 31, 2005
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Date of reporting period: September 30, 2005
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         Form N-Q is to be used by management investment  companies,  other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.     Schedule of Investments


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HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
September 30, 2005

                                                                                                      Principal
                                                                                 Interest              Amount
                                                                                   Rate     Maturity   (000s)        Value
                                                                                 --------   --------  ---------   -------------

SHORT TERM INVESTMENTS - 99.9%
     Federal Home Loan Bank Discount Note (a)..................................  3.23%      11/30/05  $   50,000   $  49,730,833
     Federal Home Loan Mortgage Discount Note (a)..............................  3.18       11/30/05      20,000      19,894,167
     Federal National Mortgage Association Discount Note ......................
     (a)                                                                         3.27       11/30/05      50,000      49,727,500
     (a)                                                                         3.59       11/30/05       1,200       1,192,820
                                                                                                                   -------------
                                                                                                                      50,920,320
                                                                                                                   -------------

Goldman Sachs Repurchase Agreement, dated 06/16/05 at 3.47%
to be repurchased at $25,402,424 on 11/30/05 (collateralized by $29,777,000 FHLMC, 5.47%, due 09/15/33; with a value of
$28,907,511)                                                                     3.47       11/30/05      25,000      25,000,000
Morgan Stanley Repurchase Agreement dated 06/23/05 at 3.48%;
to be repurchased at $19,801,600 on 11/30/05 (collateralized by $21,750,000 FNMA, 4.50%, due 09/25/18; with a value of
$18,869,229)                                                                     3.48       11/30/05      19,500      19,500,000
Morgan Stanley Repurchase Agreement dated 05/31/05 at 3.35%;
to be repurchased at $4,068,117 on 11/30/05 (collateralized
by $23,265,000 FNMA, 3.96%, due 03/25/17; with a value of
$3,755,680)                                                                      3.35       11/30/05       4,000       4,000,000


Total Short Term Investments
(Cost - $169,045,320)                                                                                                169,045,320



Total Investments - 99.9%
(Cost - $169,045,320)                                                                                                169,045,320
Other Assets in Excess of Liabilities - 0.1%                                                                              92,536
                                                                                                                     -----------
NET ASSETS - 100.0%                                                                                                  169,137,856
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


See notes to financial statements.



(a)   - Zero Coupon Note - Interest rate represents current yield to maturity.

FHLMC - Federal Home Loan Mortgage Corporation.

FNMA  - Federal National Mortgage Association.

/\    - At September 30, 2005, the aggregate cost of investments for income tax purposes was $169,045,320. Net unrealized appreciation aggregated $0 of which $0 related to appreciated investment securities and $0 related to depreciated investment securities.

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HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
September 30, 2005



Valuation of Investments: Where market quotations are readily available, securities held by the Trust are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities maybe valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Trust values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available (0% of the investments in securities held by the Trust at September 30, 2005) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Trust, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of the issuer.

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Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.





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                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hyperion 2005 Investment Grade
Opportunity Term Trust, Inc.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  November 29, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  November 29, 2005

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  November 29, 2005